Investments in associates	12 Months Ended
Dec. 31, 2017
Investments in associates
Investments in associates

19.        Investments in associates

The details of the Company’s associates, which are all unlisted companies except for JCET listed on the Shanghai Stock Exchange, at the end of the reporting period are as follows:

		Class of	Proportion of ownership interest
	Place of establishment	share	and voting power held
Name of company	and operation	held	by the Group
			12/31/17		12/31/16		12/31/15
Toppan SMIC Electronic (Shanghai) Co., Ltd (“Toppan”)	Shanghai, PRC	Ordinary	30.0%		30.0%		30.0%
Zhongxin Xiecheng Investment (Beijing) Co., Ltd (“Zhongxin Xiecheng”)	Beijing, PRC	Ordinary	49.0%		49.0%		49.0%
Brite Semiconductor (Shanghai) Corporation (“Brite Shanghai”) (4)	Shanghai, PRC	Ordinary	46.6%		47.3%		47.8%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. (“Changjiang Xinke”) (3)	Jiangsu, PRC	Ordinary	—		19.6%		19.6%
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”) (3)	Jiangsu, PRC	Ordinary	14.3%		NA		NA
Sino IC Leasing Co., Ltd. (“Sino IC Leasing”)	Shanghai, PRC	Ordinary	8.1	% (1)	11.4	% (1)	8.8	% (1)
China Fortune-Tech Capital Co., Ltd (“China Fortune-Tech”)	Shanghai, PRC	Ordinary	30.0%		30.0%		45.0%
Beijing Wu Jin Venture Investment Center (Limited Partnership) (“WuJin”) (2)	Beijing, PRC	Ordinary	32.6%		32.6%		32.6%
Shanghai Fortune-Tech Qitai Invest Center (Limited Partnership) (“Fortune-Tech Qitai”) (2)	Shanghai, PRC	Ordinary	33.0%		33.0%		33.0%
Shanghai Fortune-Tech Zaixing Invest Center (Limited Partnership) (“Fortune-Tech Zaixing”) (2)	Shanghai, PRC	Ordinary	66.2	% (1)	66.2	% (1)	66.2	% (1)
Suzhou Fortune-Tech Oriental Invest Fund Center (Limited Partnership) (“Fortune-Tech Oriental”) (2)	Jiangsu, PRC	Ordinary	44.8%		44.8%		44.8%
Juyuan Juxin Integrated Circuit Fund (“Juyuan Juxin”) (2)	Shanghai, PRC	Ordinary	31.6%		40.9%		NA
(1)	In accordance with investment agreements, the Group has significant influence over Fortune-Tech Zaixing and Sino IC Leasing.
(2)

On April 27, 2016, SilTech Shanghai and JCET entered into a disposal agreement (the “Disposal Agreement”), pursuant to which SilTech Shanghai agreed to sell its 19.61% ownership interest in Changjiang Xinke to JCET in consideration of RMB664.0 million, which will be satisfied by JCET’s issue of 43,229,166 shares of JCET to SilTech Shanghai at RMB RMB15.36 per share. On the same day, SilTech Shanghai and JCET entered into a subscription agreement (the “Subscription Agreement”), pursuant to which SilTech Shanghai agreed to subscribe for and JCET agreed to issue 150,681,044 shares of JCET in consideration of an aggregate subscription price of RMB2,655.0 million in cash. On May 10, 2017, the Company was notified by JCET that the China Securities Regulatory Commission has granted approval for this transaction, and the Disposal Agreement and the Subscription Agreement became effective accordingly. On June 19, 2017, the transactions were completed and SMIC became the single largest shareholder of JCET. The Group recorded its ownership interest of JCET as investment in associate due to its right to nominate directors of JCET’s board.

(3)

The Group invested in these associates indirectly though China IC Capital Co., Ltd (the “Fund”), a wholly-owned investment fund company of SMIC, as set out in Note 19. The Fund is intended to invest primarily in integrated circuits related fund products and investment projects. The Group’s joint ventures and available-for-sale investments invested indirectly through the Fund are disclosed in Note 21 and Note 23, respectively.

(4)	Since September 30, 2017, the Group invested Brite Shanghai directly with no more investment in Brite Semiconductor Corporation, the holding company of Brite Shanghai.

All of these associates are accounted for using the equity method in these consolidated financial statements.

Toppan

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	55,966	53,716	51,661
Non-current assets	19,978	17,205	22,554
Current liabilities	(1,727)	(2,246)	(2,062)
Non-current liabilities	—	—	—
Net assets	74,217	68,675	72,153

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Total revenue	18,391	20,711	20,782
Profit for the year	1,235	1,178	3,267
Other comprehensive income for the year	—	—	—
Total comprehensive income for the year	1,235	1,178	3,267
Dividends received from the associate during the year	—	—	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Net assets of the associate	74,217	68,675	72,153
Proportion of the Group’s ownership interest in Toppan	30%	30%	30%
Carrying amount of the Group’s interest in Toppan	22,265	20,603	21,646

JCET and its subsidiaries

In accordance with IAS 39, the group applies the equity method accounted for its investments in JCET on one quarter lag basis since the annual financial report of JCET were not available as of December 31, 2017.

09/30/17
USD’000
Current assets	1,401,575
Non-current assets	3,305,615
Current liabilities	(1,639,114)
Non-current liabilities	(1,661,532)
Net assets	1,406,544
Equity attributable to owners of the associate	1,385,372
Non-controlling interests	21,172
Net assets	1,406,544

Three months
ended
09/30/17
USD’000
Total revenue	958,087
Profit attributable to owners of the associate	11,480
Profit attributable to the non-controlling interests	628
Profit for the period	12,108
Other comprehensive loss for the period	(19,986)
Total comprehensive loss for the period	(7,878)
Total comprehensive loss attributable to owners of the associate	(8,496)
Total comprehensive income attributable to the non-controlling interests	618
Total comprehensive loss for the period	(7,878)
Dividends received from the associate during the period	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

12/31/17
USD’000
Equity attributable to owners of the associate	1,385,372
Proportion of the Group’s ownership interest in JCET	14.3%
197,832
Valuation premium	340,561
Carrying amount of the Group’s interest in JCET	538,393

Fortune-Tech Zaixing

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	2,264	12,720	15,513
Non-current assets	19,965	8,520	7,581
Current liabilities	(2)	(1)	(3)
Non-current liabilities	—	—	—
Net assets	22,227	21,239	23,091

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Total revenue	—	—	—
Loss for the year	(366)	(329)	(178)
Other comprehensive income for the year	—	—	—
Total comprehensive loss for the year	(366)	(329)	(178)
Dividends received from the associate during the year	—	—	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Net assets of the associate	22,227	21,239	23,091
Proportion of the Group’s ownership interest in Fortune-Tech Zaixing	66.2%	66.2%	66.2%
Carrying amount of the Group’s interest in Fortune-Tech Zaixing	14,714	14,087	15,292

Sino IC Leasing and its subsidiaries

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	1,038,538	702,570	502,454
Non-current assets	3,464,412	1,859,267	21,374
Current liabilities	(523,228)	(117,287)	(8,679)
Non-current liabilities	(2,509,732)	(1,653,206)	(190,021)
Net assets	1,469,990	791,344	325,128
Equity attributable to owners of the associate	1,366,367	776,959	325,128
Non-controlling interests	103,623	14,385	—
Net assets	1,469,990	791,344	325,128

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Total revenue	215,538	36,085	2,437
Profit attributable to owners of the associate	39,003	12,938	3,761
Profit attributable to the non-controlling interests	460	48	—
Profit for the year	39,463	12,986	3,761
Other comprehensive (loss) income for the year	(10,206)	3,594	—
Total comprehensive income for the year	29,257	16,580	3,761
Total comprehensive income attributable to owners of the associate	28,797	16,532	3,761
Total comprehensive income attributable to the non-controlling interests	460	48	—
Total comprehensive income for the year	29,257	16,580	3,761
Dividends received from the associate during the year	255	—	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Equity attributable to owners of the associate	1,366,367	776,959	325,128
Proportion of the Group’s ownership interest in Sino IC Leasing	8.1%	11.4%	8.8%
Carrying amount of the Group’s interest in Sino IC Leasing	110,162	88,651	28,736

Juyuan Juxin

	12/31/17	12/31/16
	USD’000	USD’000
Current assets	108,639	47,494
Non-current assets	55,761	—
Current liabilities	(33)	(7)
Non-current liabilities	—	—
Net assets	164,367	47,487

	Year ended	Year ended
	12/31/17	12/31/16
	USD’000	USD’000
Total revenue	—	—
Loss for the year	(3,120)	(1,893)
Other comprehensive income for the year	—	—
Total comprehensive loss for the year	(3,120)	(1,893)
Dividends received from the associate during the year	—	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	12/31/17	12/31/16
	USD’000	USD’000
Net assets of the associate	164,367	47,487
Proportion of the Group’s ownership interest in Juyuan Juxin	31.6%	40.9%
Carrying amount of the Group’s interest in Juyuan Juxin	51,940	19,408